Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities and Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 25, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 47,583	$ 6,702	$ 3,375	¥ 39,268
Payables for service fee	15,829	2,229		15,572
Other taxes payables	7,702	1,085		6,070
Provision for litigation settlement (a)	5,976	844		23,506
Government subsidy	5,000	704		0
Product warranty liabilities (b)	2,833	399		3,306
Consideration payable to an equity method investment	1,750	246		1,750
Payables for acquisition of property and equipment	710	100		3,040
Accrued interests	569	80		749
Others	6,197	872		4,502
Total	¥ 94,149	$ 13,261		¥ 97,763